Fair Value of Financial Instruments (Geographic allocations of Nomura's Trading Assets Related to Government, State, Municipal, and Government Agency Securities) (Details) In Billions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Japanese Government Securities [Member] Governments, States, Municipalities and their Agencies [Member] JPY (¥)	Mar. 31, 2011 Japanese Government Securities [Member] Governments, States, Municipalities and their Agencies [Member] USD ($)	Mar. 31, 2010 Japanese Government Securities [Member] Governments, States, Municipalities and their Agencies [Member] JPY (¥)	Mar. 31, 2011 Foreign Government Securities [Member] Governments, States, Municipalities and their Agencies [Member] JPY (¥)	Mar. 31, 2011 Foreign Government Securities [Member] Governments, States, Municipalities and their Agencies [Member] USD ($)	Mar. 31, 2010 Foreign Government Securities [Member] Governments, States, Municipalities and their Agencies [Member] JPY (¥)	Mar. 31, 2011 European Union [Member] Governments, States, Municipalities and their Agencies [Member] JPY (¥)	Mar. 31, 2011 European Union [Member] Governments, States, Municipalities and their Agencies [Member] USD ($)	Mar. 31, 2010 European Union [Member] Governments, States, Municipalities and their Agencies [Member] JPY (¥)	Mar. 31, 2011 Other Countries [Member] Governments, States, Municipalities and their Agencies [Member] JPY (¥)	Mar. 31, 2011 Other Countries [Member] Governments, States, Municipalities and their Agencies [Member] USD ($)	Mar. 31, 2010 Other Countries [Member] Governments, States, Municipalities and their Agencies [Member] JPY (¥)	Mar. 31, 2011 Governments, States, Municipalities and their Agencies [Member] USD ($)	Mar. 31, 2011 Governments, States, Municipalities and their Agencies [Member] JPY (¥)	Mar. 31, 2010 Governments, States, Municipalities and their Agencies [Member] JPY (¥)
Trading Securities, Debt	$ 1.33	¥ 110.00	¥ 205.00	¥ 2,822.00	$ 34.00	¥ 2,756.00	¥ 1,184.00	$ 14.00	¥ 1,635.00	¥ 2,640.00	$ 32.00	¥ 2,270.00	¥ 370.00	$ 5.00	¥ 232.00	$ 85.00	¥ 7,016.00	¥ 6,893.00